Loans - Financial Effect of Loan Modifications (Details) - Northfield Bancorp, Inc. [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commercial and industrial loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
Weighted-Average Term Extension (in months)	36 months	35 months
Weighted-Average Interest Rate Reduction	1.80%	3.87%
Commercial mortgage
Financing Receivable, Troubled Debt Restructuring [Line Items]
Weighted-Average Term Extension (in months)		60 months
Weighted-Average Interest Rate Reduction		3.00%
Home equity and lines of credit
Financing Receivable, Troubled Debt Restructuring [Line Items]
Weighted-Average Interest Rate Reduction		3.50%